Note 23 - Other operating income (Detail) - Other operating income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized gain on marketable securities	$ 6,742,971
Dividend income from short-term investments	364,027	314,300
Gain on sales of short-term investments	27,938,014	4,962,873
Total other operating income	$ 35,045,012	$ 5,277,173